Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	May 07, 2024	Feb. 21, 2024	Mar. 20, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 16, 2024	Dec. 31, 2022	Nov. 02, 2021
Subsequent Event [Line Items]
Aggregate merger consideration received		$ 80,000,000
Earn out consideration		$ 40,000,000
Shares issued as part of merger consideration not subject to lock in period		500,000
Sponsor [Member]
Subsequent Event [Line Items]
Common stock, voting rights			sponsor holds approximately 78% of the Class A shares eligible to vote at the special meeting	sponsor holds approximately 78% of the Class A shares eligible to vote at the special meeting
Common stock voting rights percentage			78.00%	78.00%
Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 50,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding				5,500,000	5,500,000		0
Common stock par or stated value per share				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued				5,500,000	5,500,000		0
Common stock, voting rights				one vote	one vote
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares outstanding				250,000	250,000		5,750,000
Common stock par or stated value per share				$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued				250,000	250,000		5,750,000
Common stock, voting rights				one vote	one vote
Parent Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued		4,000,000
Capital Units [Member]
Subsequent Event [Line Items]
Common stock units per unit		$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						7,327,478
Common stock par or stated value per share						$ 0.0001
Aggregate merger consideration received		$ 80,000,000
Earn out consideration		$ 40,000,000
Common stock shares issued						7,327,478
Shares issued as part of merger consideration not subject to lock in period		500,000
Subsequent Event [Member] | Rule 5450(b)(2)(C) [Member]
Subsequent Event [Line Items]
Minimum Of Publicly Held Shares Value	$ 15,000,000
Maximum period to maintain minimum publicaly held share value	10 days
Subsequent Event [Member] | Rule 5810(c)(3)(D) [Member]
Subsequent Event [Line Items]
Maximum period to regain compliance	180 calendar days, or until November 3, 2024
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 50,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						7,077,478
Common stock par or stated value per share						$ 0.0001
Common stock shares issued						7,077,478
Redemption Of Stock Upto The Value Of Net Tangible Asset						$ 5,000,001
Common Stock Held in Trust						839,332
Payments For Repurchase Of Common Stock From Trust Account						$ 9,513,006.7
Repurchase Of Common Stock Per Share Value						$ 11.33
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						250,000
Common stock par or stated value per share						$ 0.0001
Common stock shares issued						250,000
Subsequent Event [Member] | Parent Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued		4,000,000
Subsequent Event [Member] | Capital Units [Member]
Subsequent Event [Line Items]
Common stock units per unit		$ 10